Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Provisions for Income Taxes

Significant components of the provisions for income taxes for the years ended September 30, 2025, 2024 and 2023 were as follows:

	2025	2024	2023

Provision for Income Taxes
Current Tax Provision Hong Kong	$232,048	$905,452	$680,424
Deferred Tax (Reversal)/Provision Hong Kong	(19,995)	(2,170)	(609)
Total Provision for Income Taxes	$212,053	$903,282	$679,815

Schedule of Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	2025	2024	2023

HK federal statutory tax rate	16.50%	16.50%	16.50%
Effect of the HK preferential tax rate	0.16%	(0.41)%	(0.56)%
Other differences	(0.66)%	1.40%	1.79%
Over-provision in prior year	0.06%	0.16%	-
Effect of income tax rate difference in other jurisdictions	17.68%	(0.11)%	(0.03)%
Exchange rate conversion difference	0.01%	(0.14)%	-
Effective tax rate	(1.61)%	17.40%	17.70%

Schedule of Deferred Tax Items

Management reviews this valuation allowance periodically and will make adjustments as warranted. A summary of the otherwise deductible (or taxable) deferred tax items is as follows as of September 30, 2025, and 2024:

	2025	2024
Deferred tax assets
Depreciation expense of property, plant and equipment	$2,455	$-
Allowance for inventory	17,279	-

Less: valuation allowance	-	-
Total deferred tax assets	$19,734	$-

	2025	2024
Deferred tax liabilities
Depreciation expense of property, plant and equipment	$—	$266
Allowance for inventory	—	—

Less: valuation allowance	—	—
Total deferred tax liabilities	$—	$266